SCHEDULE IV - REINSURANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Gross	$ 99,351,000,000	$ 107,014,000,000	$ 113,202,000,000
Life insurance in force ceded to unaffiliated reinsurers	63,697,000,000	75,159,000,000	83,166,000,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Assumed	336,500,000,000	284,518,000,000	301,316,000,000
Life insurance in force, Net amount	$ 372,154,000,000	$ 316,373,000,000	$ 331,352,000,000
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Percentage Assumed to Net	90.40%	89.90%	90.90%
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 652,000,000	$ 748,000,000	$ 743,000,000
Premiums and contract charges, Ceded to other companies	271,000,000	319,000,000	326,000,000
Premiums and contract charges, Assumed from other companies	912,000,000	930,000,000	982,000,000
Premiums and contract charges, Net amount	$ 1,293,000,000	$ 1,359,000,000	$ 1,399,000,000
Premiums and contract charges, Percentage of amount assumed to net	70.50%	68.40%	70.20%
Reinsurance or coinsurance income netted against premiums ceded	$ 0	$ 0	$ 0
Life insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	618,000,000	683,000,000	679,000,000
Premiums and contract charges, Ceded to other companies	256,000,000	302,000,000	308,000,000
Premiums and contract charges, Assumed from other companies	844,000,000	858,000,000	906,000,000
Premiums and contract charges, Net amount	$ 1,206,000,000	$ 1,239,000,000	$ 1,277,000,000
Premiums and contract charges, Percentage of amount assumed to net	70.00%	69.20%	70.90%
Accident and health insurance
Premiums and contract charges:
Premiums and contract charges, Goss amount	$ 34,000,000	$ 65,000,000	$ 64,000,000
Premiums and contract charges, Ceded to other companies	15,000,000	17,000,000	18,000,000
Premiums and contract charges, Assumed from other companies	68,000,000	72,000,000	76,000,000
Premiums and contract charges, Net amount	$ 87,000,000	$ 120,000,000	$ 122,000,000
Premiums and contract charges, Percentage of amount assumed to net	78.20%	60.00%	62.30%